DERIVATIVE LIABILITIES - Disclosure of detailed information about derivative liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Liabilities [Abstract]
Derivative liabilities, beginning balance	$ 176	$ 572	$ 587
Derivative related to convertible notes			343
Change in fair value estimates	(90)	(105)	(358)
Fair value of warrants issued on conversion	(35)	(291)
Derivative liabilities, ending balance	$ 51	$ 176	$ 572